Statutory Financial Information - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Statutory Accounting Practices [Line Items]
Statutory net income (loss)	$ (63.9)	$ 31.3	$ 25.9
Statutory capital and surplus	507.6	$ 562.1
Deficit position used to determine payment of dividends	341.6
Authorized control level RBC	71.7
Scenario, Adjustment [Member]
Statutory Accounting Practices [Line Items]
Statutory capital and surplus	$ 602.3